Consolidated Statements of Operations - USD ($)	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Grant revenue	$ 93,130	$ 223,089	$ 322,086	$ 180,441	$ 157,340	$ 174,738	$ 1,004,211	$ 441,561	$ 797,040	$ 268,028	$ 659,867	$ 882,956	$ 2,417,550	$ 2,657,327
Operating expenses:
Research and development	378,521		425,498							1,166,803	1,344,560	1,812,969	2,914,878	3,043,522
General and administrative	335,932		411,814							1,102,262	1,128,478	1,807,605	1,792,160	1,752,765
Total operating expenses	714,453		837,312							2,269,065	2,473,038	3,620,574	4,707,038	4,796,287
Loss from operations	(621,323)		(515,226)							(2,001,037)	(1,813,171)	(2,737,618)	(2,289,488)	(2,138,960)
Other income:
Interest income	1,424		711							4,481	3,201	4,063	4,545	3,820
Total other income	1,424		711							4,481	3,201	4,063	4,545	3,820
Net loss	$ (619,899)	$ (923,585)	$ (514,515)	$ (679,537)	$ (615,918)	$ (871,714)	$ (190,148)	$ (526,284)	$ (696,797)	$ (1,996,556)	$ (1,809,970)	$ (2,733,555)	$ (2,284,943)	$ (2,135,140)
Basic and diluted:
Loss per common share (in dollars per share)	$ (0.02)		$ (0.02)							$ (0.06)	$ (0.07)	$ (0.10)	$ (0.11)	$ (0.12)
Weighted average shares outstanding (in shares)	31,950,813		25,325,141							31,950,813	25,109,811	26,645,140	21,212,327	18,315,669